Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
January 27, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	AIM Sector Funds (Invesco Sector Funds) CIK 0000725781
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class, A, Class B, Class C, Class R, Class Y and Institutional Class shares of Invesco Mid-Cap Value Fund, Invesco Small-Mid Special Value Fund, Invesco Special Value Fund, Invesco Technology Sector Fund, Invesco U.S. Mid Cap Value Fund, Invesco U.S. Small Cap Value Fund, Invesco U.S. Small/Mid Cap Value Fund, Invesco Value Fund, Invesco Value II Fund, Invesco Van Kampen American Value Fund, Invesco Van Kampen Capital Growth Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen Enterprise Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap Value Fund, Invesco Van Kampen Technology Fund, Invesco Van Kampen Utility Fund and Invesco Van Kampen Value Opportunities Fund, as applicable, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No.68 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 68 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on January 27, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Sincerely,
/s/ Peter A. Davidson
Peter A. Davidson
Counsel